Marmont Redwood Emerging Markets Fund
Marmont Redwood Emerging Markets Fund
Investment Objective
The Marmont Redwood Emerging Markets Fund (the “Emerging Markets Fund,” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Marmont Redwood Emerging Markets Fund - USD ($)	Institutional Shares	Retail Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Marmont Redwood Emerging Markets Fund		Institutional Shares	Retail Shares
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.58%	0.58%
Total Annual Fund Operating Expenses		1.58%	1.83%
Less: Fee Waiver and/or Expense Reimbursement		(0.33%)	(0.33%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.25%	1.50%
[1]	Because the Fund has not yet commenced operations, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Marmont Partners LLC (the "Advisor"), the Fund's investment advisor, has contractually agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, "Excludable Expenses")) do not exceed 1.25% of the Fund's average daily net assets, through at least February 14, 2021, unless terminated sooner by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will exceed 1.25%. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund's total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment.

Example
This Example is intended to help you compare the costs of investing in the Emerging Markets Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through February 14, 2021.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Marmont Redwood Emerging Markets Fund - USD ($)	One Year	Three Years
Institutional Shares	127	397
Retail Shares	153	474

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. As the Fund has not yet commenced operations, there is no portfolio turnover information to provide at this time.

Principal Investment Strategies
Under normal circumstances, the Emerging Markets Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies located in emerging market or frontier market countries, without regard to market capitalization. Emerging markets are developing countries that are typically vulnerable to political and economic instability, have low average per-capita income, and are in the process of building their industrial and commercial base. Frontier markets are countries that have the same characteristics as emerging markets, but have financial markets that are less established than emerging markets countries. The Fund’s sub-advisor, Redwood Investments, LLC (“Redwood Investments” or the “Sub-Advisor”) considers emerging and frontier markets to be those countries included in the MSCI Emerging Markets Index and the MSCI Frontier Markets Index. These countries are typically located in Central and Eastern Europe, Africa, the Middle East, Asia and Central and South America.

The Emerging Markets Fund invests primarily in common stocks and traded on a public securities exchange or market organized and regulated pursuant to the laws of the jurisdiction of such exchange. American Depositary Receipts (“ADRs”), Global Depositary Receipts, (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”). The Emerging Markets Fund may invest in ETFs that are aligned with the Fund’s principal investment strategies for temporary cash management purposes.

In seeking investment opportunities for the Emerging Markets Fund, the Sub-Advisor analyzes emerging and frontier markets to identify individual companies with stable operating histories, strong financials, competitive advantages, and proven management teams. The Fund will invest in companies whose securities exhibit strong positive momentum, recent positive earnings revisions, and attractive valuations, among other qualities the Sub-Advisor deems relevant.

Though the Sub-Advisor places an emphasis on the fundamentals of individual securities when selecting holdings for the Emerging Markets Fund, it also considers the diversity of the Fund’s portfolio with respect to countries, currencies, market capitalizations and sectors when investing in new holdings, and managing the size of current holdings of the Fund.

The Emerging Markets Fund may invest up to 100% of its net assets in cash, cash equivalents, time deposits, and high-quality, short-term debt securities, money market mutual funds and money market instruments for temporary defensive purposes.

Principal Risks
Before investing in the Emerging Markets Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The principal risks of investing in the Fund are:

•	General Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

•
Management Risk. Investment strategies employed by the Sub-Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•
Equity Market Risk. Equity securities are susceptible to general stock market fluctuations due to economic, market, political and issuer-specific considerations and to potential volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

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Foreign Securities Risk. Foreign securities are subject to risks relating to political, social and economic developments abroad and differences between the United States and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. Income earned on foreign securities may be subject to foreign withholding taxes.

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Emerging and Frontier Markets Risk. Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.  Frontier market countries generally have smaller economies and even less developed capital markets than emerging markets.  As a result, the risks of investing in emerging markets are magnified in frontier markets, and include potential for extreme price volatility and illiquidity; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; and relatively new and unsettled securities laws.

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Foreign Currency Risk. Currency movements may negatively impact value even when there is no change in value of the security in the issuer’s home country. Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Sub-Advisor expects.

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Depositary Receipts Risk. The Fund may invest its assets in securities of foreign issuers in the form of ADRs, EDRs, GDRs and IDRs, which are securities representing securities of foreign issuers. The risks of such depositary receipts include many of the risks associated with investing directly in foreign securities, such as currency rate fluctuations and political and economic instability.

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Large Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

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Medium and Small Capitalization Risk. Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. Securities of medium and smaller capitalization issuers may be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

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Exchange-Traded Fund Risk. When the Fund invests in ETFs, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs. ETFs may trade at a discount or premium to net asset value.

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Liquidity Risk.  From time to time trading opportunities may be more limited for a particular security or type of instrument in which the Fund may invest, making it more difficult to sell an investment at a favorable price or time or in response to a specific economic event. Consequently, the Fund may have to accept a lower price to sell an investment, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to an increase in a security’s price volatility.

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Valuation Risk.  The sale price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

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Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

•	New Fund Risk. As a new fund, there can be no assurance that the Fund will grow or maintain an economically viable size.

Performance
When the Emerging Markets Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at www.marmontpartners.com.